SHARE-BASED COMPENSATION (Details 1)	12 Months Ended
Dec. 31, 2018 CAD ($) shares
Sharebased Compensation Details 1Abstract
Stock options outstanding, beginning | shares	11,799,650
Stock options granted | shares	3,427,543
Stock options expired | shares	(816,000)
Stock options forfeited | shares	(546,000)
Stock options outstanding, ending | shares	13,865,193
Stock options exercisable, ending | shares	7,439,950
Stock options outstanding, weighted average exercise price, beginning | $	$ 0.94
Weighted average exercise price, stock options granted | $	0.61
Weighted average exercise price, stock options expired | $	1.3
Weighted average exercise price, stock options forfeited | $	0.9
Stock options outstanding, weighted average exercise price, ending | $	0.83
Stock options exercisable, weighted average exercise price, ending | $	$ 0.93